LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Supplemental Cash Flow and Other Information Related to Leases
Supplemental cash flow information related to the Company’s operating leases was as follows:

(In thousands)	Year ended December 31, 2024	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022
Cash paid for amounts included in the measurement of operating lease liabilities	$3,826	$3,309	$1,166
Right-of-use assets obtained in exchange for new operating lease liabilities	$131	$446	$4,081

	Year ended December 31, 2024	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022
Weighted-average remaining lease term	6.05	6.92	7.75
Weighted-average discount rate	5.9%	5.9%	5.9%

Operating Lease Maturity
Reconciliation of the undiscounted future minimum lease payments under non-cancelable operating leases to the total operating lease liability recognized on the consolidated balance sheet as of December 31, 2024 was as follows:

(In thousands)	Amount
2025	$3,797
2026	2,899
2027	2,452
2028	2,504
2029	2,548
Thereafter	4,173
Total future minimum lease payments	$18,373
Less: Imputed interest	2,883
Total reported lease liability	$15,490